Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                 File Registration No.: 33-65632



                             SCHRODER SERIES TRUST
                    Schroder Emerging Markets Small Cap Fund

                       Supplement dated July 18, 2017 to
 the Fund's Prospectus dated March 1, 2017, as supplemented (the "Prospectus")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION REGARDING THE FUND
                           LISTED ABOVE (THE "FUND").

Effective July 1, 2017, (i) the investment management fee payable by the Fund to Schroder Investment Management North America Inc. ("Schroders"), its investment adviser, has been reduced from an annual fee of 1.25% of the Fund's average daily net assets to an annual fee of 1.15% of the Fund's average daily net assets, and (ii) for the period from July 1, 2017 through February 28, 2019, Schroders agreed to contractually waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that the total annual operating expenses (other than certain excluded expenses), for the Fund's R6 Shares, exceed 1.35% of the R6 Shares' average daily net assets, and for the Fund's Investor Shares, exceed 1.50% of the Investor Shares' average daily net assets (representing a reduction of 0.15% from the prior expense limitations of 1.50% and 1.65% on the Fund's R6 and Investor Shares, respectively).

Accordingly, the Prospectus is hereby updated as follows:

1.   In the "Summary Information About the Funds" section:

     a) The "Annual Fund Operating Expenses" table is hereby deleted and replaced with the following:

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a percentage of the value of your investment)

                                                    R6 SHARES    INVESTOR SHARES
--------------------------------------------------------------------------------
Management Fees (1)                                   1.15%           1.15%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees                             None            None
--------------------------------------------------------------------------------
Other Expenses (2)                                    2.77%           2.92%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                  3.92%           4.07%
--------------------------------------------------------------------------------
Less: Fee Waiver and/or Expense Reimbursement (3)    (2.57)%         (2.57)%
--------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                    1.35%           1.50%

(1)  Management Fees have been restated to reflect current fees.

(2) "Other Expenses" shown for Investor Shares include the maximum rate applicable under the Fund's shareholder service plan, 0.15% of the average daily net assets attributable to the class. For the fiscal year ended October 31, 2016, the Fund paid 0% of the average daily net assets attributable to its Investor Shares under the plan. Other Expenses have been restated to reflect estimated fees and expenses for the upcoming fiscal year.

(3) In order to limit the Fund's expenses, the Fund's adviser has contractually agreed through February 28, 2019 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's R6 Shares, exceed 1.35% of the R6 Shares' average daily net assets, and for the Fund's Investor Shares, exceed 1.50% of Investor Shares' average daily net assets. The expense limitation may only be terminated during its term by the Board of Trustees.

     b) The "Example" table is hereby deleted and replaced with the following:

                                                        1 YEAR      3 YEARS      5 YEARS      10 YEARS
-------------------------------------------------------------------------------------------------------------
R6 Shares (whether or not shares are redeemed)            $137        $790       $1,643        $3,859
-------------------------------------------------------------------------------------------------------------
Investor Shares (whether or not shares are redeemed)      $153        $843       $1,715        $3,990

2.   In the "Management of the Funds" section:

     a) The following is added as a new last sentence of the first paragraph in the "Management Fees" sub-section:

Effective July 1, 2017, the management fee for Schroder Emerging Markets Small Cap Fund has been reduced to 1.15% of average daily net assets.

     b) The row in the table in the "Expense Limitations" sub-section regarding the Fund is deleted and replaced with the following:

FUND                                              R6 SHARES      INVESTOR SHARES
--------------------------------------------------------------------------------
Schroder Emerging Markets Small Cap Fund (1)        1.35%             1.50%

(1) Prior to July 1, 2017, the annual rate for this period was 1.50% for R6 Shares and 1.65% for Investor Shares.


              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 SCH-SK-004-0100

                                                   Filed pursuant to Rule 497(e)
                                    under the Securities Act of 1933, as amended
                                                 File Registration No.: 33-65632


                             SCHRODER SERIES TRUST
                    Schroder Emerging Markets Small Cap Fund

                         Supplement dated July 18, 2017
to the Fund's Statement of Additional Information dated March 1, 2017, as supplemented ("SAI")

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION REGARDING THE FUND
                           LISTED ABOVE (THE "FUND").

Effective July 1, 2017, (i) the investment management fee payable by the Fund to Schroder Investment Management North America Inc. ("Schroders"), its investment adviser, has been reduced from an annual fee of 1.25% of the Fund's average daily net assets to an annual fee of 1.15% of the Fund's average daily net assets, and (ii) for the period from July 1, 2017 through February 28, 2019, Schroders agreed to contractually waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that the total annual operating expenses (other than certain excluded expenses), for the Fund's R6 Shares, exceed 1.35% of the R6 Shares' average daily net assets, and for the Fund's Investor Shares, exceed 1.50% of the Investor Shares' average daily net assets (representing a reduction of 0.15% from the prior expense limitations of 1.50% and 1.65% on the Fund's R6 and Investor Shares, respectively).

Accordingly, the SAI is hereby updated as follows:

In the "Management Contracts/Investment Advisory Agreements" section:

1. The reference to the Fund's management fee in the third paragraph is deleted and replaced with "1.15%," and the following is added as a new last sentence of such paragraph:

Prior to July 1, 2017, the management fee of Schroder Emerging Markets Small Cap Fund was 1.25% of the Fund's average daily net assets.

2. The references to the contractual expense limits for Investor Shares and R6 Shares of the Fund in the fourth paragraph are deleted and replaced with "1.50%" and "1.35%," respectively, and the following is added as a new last sentence of such paragraph:

Prior to July 1, 2017, the Fund's adviser had contractually agreed through February 28, 2019 to waive its fees, pay Fund operating expenses, and/or reimburse the Fund to the extent that Total Annual Fund Operating Expenses (other than acquired fund fees and expenses, other indirect acquired fund expenses, interest, taxes, and extraordinary expenses), for the Fund's Investor Shares, exceed 1.65% of Investor Shares' average daily net assets, and for the Fund's R6 Shares, exceed 1.50% of the R6 Shares' average daily net assets.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                 SCH-SK-005-0100